Revenues - Deferred revenue balances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred revenue from contracts with customers
Upfront franchise fees	¥ 603,222	¥ 539,518
Advances from sales of hotel supplies and other products	485,243	267,220
Loyalty program	70,499	58,547
Others	68,622	64,032
Deferred revenue	1,227,586	929,317
Recognized revenues which were included in deferred revenue	¥ 392,586	¥ 357,230	¥ 170,085